Condensed Financial Statements of Kentucky First Federal Bancorp (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Statements of Kentucky First Federal Bancorp [Abstract]
Schedule of Balance Sheets

(in thousands)	2026	2025
ASSETS
Interest-bearing deposits in First Federal of Hazard	$737	$503
Interest-bearing deposits in First Federal of Kentucky	310	11
Investment in First Federal of Hazard	18,204	17,860
Investment in Frankfort First	31,082	29,376
Prepaid expenses and other assets	42	570
Total assets	$50,375	$48,320

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts Payable and other Liabilities	129	$-
	129	-
Shareholders’ equity	50,246	48,320
Total liabilities and shareholders’ equity	$50,375	$48,320

Schedule of Statements of Operations and Comprehensive (Loss) Income

(in thousands)	2026	2025
Income
Interest income	$3	$2
Dividends from First Federal of Hazard	217	453
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	326	(273)
Dividends from Frankfort First	-	-
Equity in undistributed (excess distributed) earnings of Frankfort First	1,709	316
Total income	2,255	498
Non-interest expenses	466	462
Earnings (loss) before income taxes	1,789	36
Income tax expense (benefit)	(122)	(96)
Net income (loss)	1,911	132
Other comprehensive (loss) income, net of tax-related effects:
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes of $63 and $30 in 2025 and 2024, respectively	16	191
	1,927	$323

Schedule of Statements of Cash Flows

(in thousands)	2026	2025
Cash flows from operating activities:
Net income (loss) for the year	$1,911	$132
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings from consolidated subsidiaries	(2,035)	(43)
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	528	85
Other liabilities	129	(29)
Net cash provided (used) by operating activities	533	145
Net increase (decrease) in cash and cash equivalents	533	145
Cash and cash equivalents at beginning of year	514	369
Cash and cash equivalents at end of year	$1,047	$514